SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
Summary of stock option activity

			Weighted‑	Weighted
		Weighted‑	Average	Average
		Average	Grant	Remaining	Aggregate
	Number of	Exercise	Date	Contractual	Intrinsic
	Options	Price	Fair Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
Outstanding at December 31, 2022	6,286,912	4.80	5.16	8.44	94,990
Granted	3,442,500	1.14	0.72	—	—
Exercised	(10,000)	0.55	5.72	—	—
Forfeited	(952,530)	4.59	3.45	—	—
Outstanding at December 31, 2023	8,766,882	3.39	3.60	8.24	2,011,843
Granted	3,925,945	1.68	1.04	—	—
Exercised	(185,620)	1.02	2.49	—	—
Forfeited	(483,022)	6.13	4.28	—	—
Cancelled	(2,176,945)	3.68	3.96	—	—
Outstanding at December 31, 2024	9,847,240	2.55	2.49	8.36	1,736,202
Granted	3,624,440	1.40	0.87	—	—
Exercised	(86,469)	0.94	0.98	—	—
Forfeited	(968,857)	2.95	4.03	—	—
Outstanding at December 31, 2025	12,416,354	2.20	1.91	8.03	1,660,307
Vested and expected to vest at December 31, 2025	12,416,354	2.20	1.91	8.03	1,660,307
Exercisable at December 31, 2024	3,440,384	4.27	5.15	6.49	616,539
Exercisable at December 31, 2025	5,319,029	3.21	3.24	6.89	759,799

Summary of Company's RSU activity under the 2021 Plan

			Weighted
		Weighted‑	Average
		Average	Remaining
	Number of	Grant Date	Contractual
	RSU shares	Fair Value	Term
		US$ per
		RSU	Years
Unvested at December 31, 2023	—	—	—
Granted	988,750	2.10	—
Vested	—	—	—
Forfeited	(16,250)	2.10	—
Unvested at December 31, 2024	972,500	2.10	3.56
Granted	—	—	—
Vested	(234,688)	2.10	—
Forfeited	(58,438)	2.10	—
Unvested at December 31, 2025	679,375	2.10	2.56

Summary of assumptions used to estimate the fair value of the share options granted

	For the years ended
	December 31,
	2023	2024	2025
Risk‑free interest rate	3.38% - 4.86%	4.18% - 4.59%	4.22% - 4.49%
Dividend yield	0%	0%	0%
Expected volatility range	72.6% - 73.1%	73.3% - 75.6%	76.4% - 77.2%
Exercise multiple	2.2 - 2.8	2.2 - 2.8	2.2 - 2.8
Contractual life	10 years	10 years	10 years

Summary of total share based compensation expenses recognized

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Research and development expenses	4,860,548	3,313,833	2,502,472
Administrative expenses	2,411,152	1,595,740	1,239,076
Total share‑based compensation expenses	7,271,700	4,909,573	3,741,548